LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Lease liabilities, beginning balance	$ 63,520,215	$ 62,209,317
Additions	32,935,193	7,401,691
Lease payments	(4,427,228)	(4,977,183)
Modifications	(2,114,480)	(439,897)
Foreign currency translation adjustment	39,416	(673,713)
Lease liabilities, ending balance	89,953,116	63,520,215
Current portion	7,540,286	5,210,183
Non-current portion	$ 82,412,830	$ 58,310,032